SHARE CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL AND RESERVES
SHARE CAPITAL AND RESERVES
16.	SHARE CAPITAL AND RESERVES

(a) Authorized share capital

At December 31, 2025, the authorized share capital comprised an unlimited number of common shares. The common shares do not have a par value. All issued shares are fully paid.

(b) Common shares issued during the year ended December 31, 2025

On December 5, 2025, the Company issued 2,821,556 common shares with a value of $12,160,906 to Exploits pursuant to the acquisition of exploration and evaluation assets in accordance with the terms of the property acquisition agreement (Note 11).

On November 13, 2025, the Company issued 94,254,209 common shares valued at $275,222,290 pursuant to the Maritime Acquisition (Note 5).

On November 26, 2025, the Company issued 1,085,003 common shares valued at $4,632,963 pursuant to the Settlement Agreement with SCP (Note 5).

On August 27, 2025, the Company completed a non-brokered private placement and issued 12,269,939 common shares at a price of $1.63 per common share for gross proceeds of $20,000,001.

On June 12, 2025, the Company completed a bought deal offering of 24,610,000 flow-through common shares, closing the first tranche of the offering on June 3, 2025 and the second and final tranche of the offering on June 12, 2025, at a price of $2.29 per common share and 4,370,000 non-flow-through common shares at a price of $1.63 per common share, for aggregate gross proceeds of $63,480,000. The Company incurred share issuance costs of $4,004,528 in cash of which $2,602,373 was paid to the underwriters. The premium received on the flow-through shares issued was determined to be $16,242,600.

During the year ended December 31, 2025, 1,838,399 common shares were issued on exercise of 1,854,070 stock options. The options were exercised at a weighted average exercise price of $1.38 per share for gross proceeds of $2,547,271.

16.	SHARE CAPITAL AND RESERVES (continued)

(c) Common shares issued during the year ended December 31, 2024

In August 2022, the Company filed a prospectus supplement to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time-to-time, sell common shares of the Company for aggregate gross proceeds of up to US$100,000,000. The sale of common shares is to be made through “at-the-market distributions” (“ATM”), as defined in the Canadian Securities Administrators’ National Instrument 44-102 Shelf Distributions, directly on the TSX Venture Exchange and the NYSE American stock exchange.

During the year ended December 31, 2024, the Company sold 5,857,242 common shares of the Company under the ATM program at an average price of $4.70 for gross proceeds of $27,522,494 or net proceeds of $26,607,687, and paid an aggregate commission of $914,807. At December 31, 2024, the Company completed $51,798,893 of the ATM program. As at December 31, 2024, the ATM had expired.

On November 1, 2024, the Company issued 69,583 common shares with a value of $215,707 pursuant to the acquisition of exploration and evaluation assets in accordance with the terms of certain property option agreements (Note 5 (i)).

On August 8, 2024, the Company issued 300,000 common shares with a value of $1,011,000 pursuant to the acquisition of certain royalty interests (Note 5(i)).

On July 9, 2024, the Company issued 5,263,157 common shares to LabGold with a value of $20,000,000 pursuant to the acquisition of the Kingsway Project (Note 5(i)).

On June 26, 2024, the Company issued 370,000 common shares with a value of $1,750,100 pursuant to a legal claim settlement agreement (Note 17).

During the year ended December 31, 2024, 1,725,000 share purchase options were exercised at a weighted average exercise price of $0.50 per share for gross proceeds of $862,500.

(d) Share purchase option compensation plan

As at December 31, 2025, the Company has a stock option plan (the “Option Plan”) approved by the Company’s shareholders that allows the Company to grant options to acquire common shares of the Company, subject to regulatory and corporate approval, to its, and its subsidiaries’, directors, officers, employees and consultants. The Option Plan is a “rolling” plan, whereby the aggregate number of common shares reserved for issuance thereunder, combined with the common shares issuable pursuant to awards granted under the Company’s Share Unit Plan, shall not exceed ten (10%) percent of the total number of issued common shares (calculated on a non-diluted basis) at the time an option is granted. The maximum number of common shares which may be issuable under the Option Plan and the Share Unit Plan to any one individual in any twelve-month period shall not exceed five (5%) percent of the total number of issued common shares at the time an option is granted or share issuance date, unless the Company has obtained disinterested shareholder approval as required by the TSX Venture Exchange. If outstanding options are exercised or expire, and/or the number of issued and outstanding common shares of the Company increases, then the options available to grant under the Option Plan increase proportionately. The exercise price and vesting terms of each option is set by the Board of Directors at the time of grant. Options granted may be subject to a four-month hold period and be exercisable for a period determined by the Board of Directors which cannot exceed ten years.

16.	SHARE CAPITAL AND RESERVES (continued)

(e) Share unit compensation plan

The Company adopted a share unit plan (the “Share Unit Plan”). Under the Share Unit Plan, the Company may grant incentive awards (the “Awards”) consisting of restricted share units (“RSUs”), deferred share units (“DSUs”), and performance share units (“PSUs”), subject to regulatory and corporate approvals, to its directors, officers, employees and consultants (the “Participants”). The Share Unit Plan is a “rolling” plan, whereby the aggregate number of common shares reserved for issuance shall not exceed five (5%) percent of the total number of issued common shares (calculated on a non-diluted basis) at the time an Award is granted, provided that common shares issued thereunder, combined with common shares issuable pursuant to grants under the Option Plan, shall not exceed ten percent (10%) of the total number of issued common shares (calculated on a non-diluted basis) at the time an Award is granted. The terms of the Awards are set by the Board of Directors at the time of grant subject to the restrictions in the Share Unit Plan.

(f) Share purchase options

The following table sets out activity with respect to the Company’s outstanding stock options:

	Year ended December 31, 2025		Year ended December 31, 2024
		Weighted		Weighted
	Number of	average	Number of	average
	stock options	exercise price	stock options	exercise price
Outstanding, beginning of year	10,556,750	$4.50	12,279,125	$3.97
Granted	7,122,070	1.74	240,000	4.62
Exercised	(1,854,070)	1.38	(1,725,000)	0.50
Forfeited	(8,193,250)	4.68	(237,375)	6.52
Outstanding, end of year	7,631,500	$2.85	10,556,750	$4.50
Options exercisable, end of year	4,818,723	$3.29	10,393,250	$4.48

The following table sets out information about the Company’s options outstanding and exercisable as at December 31, 2025:

	Stock options outstanding			Stock options exercisable
		Weighted			Weighted
		average			average
		remaining	Weighted		remaining	Weighted
	Number	contractual	average	Number	contractual	average
Range of Exercise Prices	outstanding	life (days)	exercise price	outstanding	life (days)	exercise price
$1.00 - $1.67	5,388,139	1,335	$1.53	1,375,000	198	$1.39
$2.40 - $4.59	1,424,861	1,206	0.57	7,942,750	1,083	4.59
$5.00 - $6.79	678,500	514	0.52	—	—	—
$8.04 - $8.98	140,000	317	0.16	1,239,000	606	7.31

The Company has reserved for issuance 7,631,500 common shares in the event that these stock options are exercised. With certain exceptions, the stock options generally vest in equal installments on each anniversary date of the grant over a three-year period.

The number of common shares available for the grant of stock options under the Option Plan as at December 31, 2025 was 26,601,466.

16.	SHARE CAPITAL AND RESERVES (continued)

(f) Share purchase options (continued)

The following table summarizes the weighted average fair value and assumptions used in estimating the fair value of stock options granted using the Black-Scholes option pricing model and the key values of options exercised.

	Year ended December 31
	2025	2024
Options granted
Weighted average fair value of options granted	$1.34	$3.06
Risk-free interest rate	2.67%	3.59%
Expected option life in years	5.00	5.00
Expected share price volatility (1)	64.64%	80.23%
Grant date share price	$2.74	$4.62
Expected forfeiture rate	Nil	Nil
Expected dividend yield	Nil	Nil
Options exercised
Weighted average share price at date of exercise	$1.40	$0.50
Weighted average grant-date fair value of options exercised	$1.17	$0.38
(1)	The expected share price volatility used in 2025 is based on the Company’s average historical share price over the life of the option. During 2024, volatility used is based on historical share price of comparable companies over the life of the option.

Compensation expense related to stock options amounted to $2,667,026 for the year ended December 31, 2025 (2024 - $889,045).

Subsequent to December 31, 2025, there were 1,460,714 stock options exercised for gross proceeds of $2,064,180.

(g) Restricted share units

During the year ended December 31, 2025, the Company granted 300,000 RSUs of the Company (2024 – Nil) to a consultant. These RSUs are cash settled and vest on September 26, 2026. The Company recorded a share-based compensation expense of $357,057 related to these RSUs (2024 – $Nil), net of forfeitures of $Nil. The obligation is presented as a current liability in the consolidated statement of financial position.

During the year ended December 31, 2025, the Company also granted 2,394,348 RSUs of the Company (2024 – Nil) to directors and officers of the Company. These RSUs are expected to be equity settled. These RSUs vest in equal installments on each anniversary date of the grant over a three-year period. The Company recorded a share-based compensation expense of $3,260,738 related to these RSUs (2024 – $Nil), net of forfeitures of $Nil.

16.	SHARE CAPITAL AND RESERVES (continued)

(g) Restricted share units (continued)

As at December 31, 2025, outstanding equity-settled RSUs are as follows:

Vesting year	Number of RSUs
2026	1,231,449
2027	631,449
2028	531,450
Total	2,394,348

Subsequent to December 31, 2025, 266,666 vested RSUs were settled.

(h) Warrants

The following table sets out activity with respect to the Company’s outstanding warrants:

	Year ended December 31, 2025		Year ended December 31, 2024
		Weighted		Weighted
	Warrants	average	Warrants	average
	outstanding	exercise price	outstanding	exercise price
Outstanding, beginning of year	—	$—	—	$—
Maritime Acquisition (Note 5)	15,485,137	1.33	—	—
Exercised	533,102	1.03	—	—
Outstanding, end of year	14,952,035	$1.34	—	$—

Subsequent to December 31, 2025, there were 1,191,170 warrants exercised for gross proceeds of $1,269,875.